Tax matters - Tax recognized in consolidated equity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net tax credited/(charged) to consolidated equity
Remeasurement of defined benefit obligation	$ 462	$ (64)	$ (200)
Measurement of Available-for-sale			(477)
Measurement of Financial assets at fair value through other comprehensive income	(980)	371
Measurement of Financial derivatives (Cash flow hedge)	(6)	276	440
Paid interests on Subordinated Additional Tier I Capital Notes	255	254	191
Income tax from sale of the Custody business		255
Tax recognized in consolidated equity	(269)	1,092	(46)
Debt instruments.
Net tax credited/(charged) to consolidated equity
Measurement of Available-for-sale			(478)
Measurement of Financial assets at fair value through other comprehensive income	$ (980)	$ 371
Equity instruments.
Net tax credited/(charged) to consolidated equity
Measurement of Available-for-sale			$ 1